Operations - Schedule of Equity Interest in Subsidiaries of the Company (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ALAB [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul finance LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul finance 2 LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabia LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda. [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Azul SOL LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Investment LLP [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Fundo Garoupa [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Fundo Safira [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC (Canela) [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 336 LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)		100.00%
Canela 407 LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 429 LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo Three LLC [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Daraland S.A [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Encenta S.A. (Azul Uruguai) [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
TudoAzul S A [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Cruzeiro Participacoes S.A [member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Global Azul Air Projects SGPS SA Global [Member]
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	45.45%